Initial Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Nov. 26, 2021	Mar. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Shares issued, price per share	$ 10.2
Common stock conversion basis		one-for-one basis	one-for-one basis
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by each warrant or right		1	1
Class of warrants or rights exercise price per share		$ 11.5	$ 11.5
IPO [Member]
Class of Stock [Line Items]
Stock issued during the period shares	20,010,000
Shares issued, price per share	$ 10
IPO [Member] | Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Common stock conversion basis		Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”).	Each Unit consists of one Class A ordinary shares and one-half of one redeemable warrant (“Public Warrant”).
Class of warrant or right, number of securities called by each warrant or right	1
Class of warrants or rights exercise price per share	$ 11.5